Document and Entity Information Document	Sep. 02, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 02, 2026
Entity Registrant Name	NVIDIA CORP
Entity Central Index Key	0001045810
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	0-23985
Entity Tax Identification Number	94-3177549
Entity Address, Address Line One	2788 San Tomas Expressway
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95051
City Area Code	408
Local Phone Number	486-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	NVDA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false